COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended
	Apr. 30, 2019	Dec. 31, 2021
LICENSING AGREEMENTS
Damage awarded value	$ 600,749
Accrued liability arbitration award		$ 707,116